Segment and Related Information, Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	$ 50,451	$ 46,173	$ 27,753
Depreciation and amortization expense	1,267	1,393	1,385
Other income (expense), net	(72)	62	85
Income (loss) from equity investments	5	461	256
EBITDA	6,301	8,689	3,285
Capital expenditures	1,890	1,959	1,947
O&P - Americas [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	9,420	10,978	5,313
Depreciation and amortization expense	591	581	532
Other income (expense), net	(30)	27	70
Income (loss) from equity investments	98	115	45
EBITDA	2,865	5,370	1,852
Capital expenditures	383	326	548
O&P - EAI [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	12,568	13,192	8,193
Depreciation and amortization expense	171	204	224
Other income (expense), net	0	10	13
Income (loss) from equity investments	(68)	313	186
EBITDA	178	1,830	919
Capital expenditures	349	256	175
I&D [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	12,703	9,968	6,144
Depreciation and amortization expense	332	379	305
Other income (expense), net	(39)	(2)	1
Income (loss) from equity investments	(25)	34	26
EBITDA	1,872	1,378	833
Capital expenditures	940	1,112	880
APS [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	4,197	4,150	3,238
Depreciation and amortization expense	95	107	135
Other income (expense), net	4	9	2
Income (loss) from equity investments	0	(1)	(1)
EBITDA	115	231	243
Capital expenditures	60	71	49
Refining [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	10,975	7,178	4,346
Depreciation and amortization expense	39	79	152
Other income (expense), net	(7)	(7)	1
Income (loss) from equity investments	0	0	0
EBITDA	921	(624)	(871)
Capital expenditures	53	74	63
Technology [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	588	707	519
Depreciation and amortization expense	39	43	37
Other income (expense), net	(4)	0	0
Income (loss) from equity investments	0	0	0
EBITDA	366	514	324
Capital expenditures	98	91	111
Other [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	0	0	0
Depreciation and amortization expense	0	0	0
Other income (expense), net	4	25	(2)
Income (loss) from equity investments	0	0	0
EBITDA	(16)	(10)	(15)
Capital expenditures	7	29	121
Operating Segments [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	50,451	46,173	27,753
Operating Segments [Member] | O&P - Americas [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	14,480	15,560	7,595
Operating Segments [Member] | O&P - EAI [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	13,455	14,061	8,811
Operating Segments [Member] | I&D [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	12,950	10,180	6,269
Operating Segments [Member] | APS [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	4,202	4,161	3,244
Operating Segments [Member] | Refining [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	11,893	8,002	4,727
Operating Segments [Member] | Technology [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	693	843	659
Operating Segments [Member] | Other [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	(7,222)	(6,634)	(3,552)
Intersegment Eliminations [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	0	0	0
Intersegment Eliminations [Member] | O&P - Americas [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	5,060	4,582	2,282
Intersegment Eliminations [Member] | O&P - EAI [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	887	869	618
Intersegment Eliminations [Member] | I&D [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	247	212	125
Intersegment Eliminations [Member] | APS [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	5	11	6
Intersegment Eliminations [Member] | Refining [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	918	824	381
Intersegment Eliminations [Member] | Technology [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	105	136	140
Intersegment Eliminations [Member] | Other [Member]
Summarized financial information concerning reportable segments [Abstract]
Sales and other operating revenues	$ (7,222)	$ (6,634)	$ (3,552)